Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2014
Table Text Block [Abstract]
Restructuring Charges

The following table summarizes the Company’s restructuring reserves activity for the years ended December 31, 2014, 2013 and 2012:

(Millions)	Severance	Other(a)	Total
Liability balance as of December 31, 2011	$170	$30	$200
Restructuring charges, net of $16 in revisions(b)	366	37	403
Payments	(124)	(9)	(133)
Liability balance as of December 31, 2012	412	58	470
Restructuring charges, net of $4 in revisions(b)	(7)	3	(4)
Payments	(206)	(23)	(229)
Other non-cash(c)	(3)	(1)	(4)
Liability balance at December 31, 2013	196	37	233
Restructuring charges, net of $35 in revisions(b)	383	28	411
Payments	(93)	(22)	(115)
Other non-cash(d)	(51)	(8)	(59)
Liability balance as of December 31, 2014(e)	$435	$35	$470

  Other primarily includes facility exit and contract termination costs.
  Revisions primarily relate to higher than anticipated redeployments of displaced employees to other positions within the Company, business changes and modifications to existing initiatives.
  Consists primarily of foreign exchange impacts.
  Consists of $42 million reserve transferred to the GBT JV in the second quarter of 2014 as part of the GBT sale and $17 million of foreign exchange and other non-cash charges.
  The majority of cash payments related to the remaining restructuring liabilities are expected to be completed in 2015, and to a lesser extent certain contractual long-term severance arrangements and lease obligations are expected to be completed in 2016 and 2019, respectively.

Restructuring charges, by reportable segment

The following table summarizes the Company’s restructuring charges, net of revisions, by reportable operating segment and Corporate & Other for the year ended December 31, 2014, and the cumulative amounts relating to the restructuring programs that were in progress during 2014 and initiated at various dates between 2009 and 2014.

		Cumulative Restructuring Expense Incurred To Date On
	2014	In-Progress Restructuring Programs
	Total Restructuring
	Charges, net
(Millions)	revisions	Severance	Other	Total
USCS	$38	$66	$6	$72
ICS	139	220	1	221
GCS	54	249	18	267
GNMS	25	68	-	68
Corporate & Other	155	195	96	291	(a)
Total	$411	$798	$121	$919	(b)

  Corporate & Other includes certain severance and other charges of $222 million related to Company-wide support functions which were not allocated to the Company’s reportable operating segments, as these were corporate initiatives, which is consistent with how such charges were reported internally.
  As of December 31, 2014, the total expenses to be incurred for previously approved restructuring activities that were in progress are not expected to be materially different than the cumulative expenses incurred to date for these programs.